Investment Properties	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about investment property [abstract]
Investment Properties

19.	Investment Properties

(1)	Investment properties as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	172,594	—	—	172,594
Buildings		20,043	(22)	(7,088)	12,933

	￦	192,637	(22)	(7,088)	185,527

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Book value

		In millions of won
Land	￦	210,509	—	—	210,509
Buildings		32,517	(22)	(14,020)	18,475

	￦	243,026	(22)	(14,020)	228,984

(2)	Changes in investment properties for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	194,417	—	—	(21,823)	172,594
Buildings		13,890	—	(494)	(441)	12,955
(Government grants)		(21)	—	1	(2)	(22)

	￦	208,286	—	(493)	(22,266)	185,527

		2024
		Beginning balance	Disposal	Depreciation	Others	Ending balance

		In millions of won
Land	￦	172,594	—	—	37,915	210,509
Buildings		12,955	—	(683)	6,225	18,497
(Government grants)		(22)	—	1	(1)	(22)

	￦	185,527	—	(682)	44,139	228,984

(3)	Income and expenses related to investment properties for the years ended December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Rental income	￦	10,519	11,594
Operating and maintenance expenses related to rental income		(507)	(716)

	￦	10,012	10,878

(4)	Fair value of investment properties as of December 31, 2023 and 2024 are as follows:

		2023		2024

		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	172,594	258,478	210,509	337,379
Buildings		12,933	13,437	18,475	19,094

	￦	185,527	271,915	228,984	356,473

The Company determined the fair value of investment property on the transition date based on valuations conducted by an independent valuation firm that is independent of the Company. The valuation firm has appropriate qualifications and experience in the valuation of real estate in the Republic of Korea, and the valuation was conducted using a comparison method, which is a method of obtaining economic value based on the marketability of the property. The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment properties are held under freehold interests.